DEFERRED CHARGES AND OTHER ASSETS, NET	6 Months Ended
Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES AND OTHER ASSETS, NET
DEFERRED CHARGES AND OTHER ASSETS, NET
Deferred charges and other assets, net consisted of the following:

	December 31, 2016	December 31, 2015
Deferred turnaround costs, net	$302,919	$177,236
Catalyst	114,788	77,725
Linefill	19,485	13,504
Restricted cash	—	1,500
Environmental credits	51,636	10,829
Intangible assets, net	577	219
Other	14,598	9,700
	$504,003	$290,713

The Company recorded amortization expense related to deferred turnaround costs, catalyst and intangible assets of $105,547, $102,636 and $65,452 for the years ended December 31, 2016, 2015 and 2014 respectively. The restricted cash consisted primarily of cash held as collateral securing the Rail Facility.
Intangible assets, net was comprised of permits and emission credits as follows:

	December 31, 2016	December 31, 2015
Gross amount	$3,996	$3,597
Accumulated amortization	(3,419)	(3,378)
Net amount	$577	$219